UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                02/11/11
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              109
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Form 13F Information Table Value Total:            $ 2,164,718  (thousands)
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List of Other Included Managers:                     NONE


Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole    Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------ -----

Abercrombie & Fitch Co      CALL              002896907         931        950 SH  CALL  SOLE                   950
Akamai Tech Inc.            COM               00971T101       1,802     38,300 SH        SOLE                38,300
Allos Therapeutics Inc.     COM               019777101      12,908  2,800,000 SH        SOLE             2,800,000
Allscripts Hlthcre Solns IncCOM               01988P108       5,781    300,000 SH        SOLE               300,000
Amarin Corp                 SPONS ADR         023111206       5,741    700,000 SH        SOLE               700,000
Amazon.com Inc.             COM               023135106     106,848    593,600 SH        SOLE               593,600
American Elec Pwr Co Inc.   COM               025537101      11,823    328,600 SH        SOLE               328,600
Apple Inc.                  COM               037833100      13,754     42,640 SH        SOLE                42,640
Arch Coal Inc.              COM               039380100       4,277    122,000 SH        SOLE               122,000
Ardea Biosciences Inc.      COM               03969P107      24,050    925,000 SH        SOLE               925,000
ARIAD Pharm Inc.            COM               04033A100       1,275    250,000 SH        SOLE               250,000
ArthroCare Corp             COM               043136100      15,322    493,304 SH        SOLE               493,304
Auxilium Pharm Inc.         COM               05334D107         528     25,000 SH        SOLE                25,000
Avis Budget Group           COM               053774105       2,189    140,700 SH        SOLE               140,700
Baidu.com Inc               SPON ADR REP A    056752108      48,545    502,900 SH        SOLE               502,900
BioMarin Pharm Inc.         COM               09061G101       9,426    350,000 SH        SOLE               350,000
CBL & Asoc Prop Inc.        COM               124830100       2,938    167,900 SH        SOLE               167,900
CF Ind Holdgs Inc.          COM               125269100     119,552    884,591 SH        SOLE               884,591
CMS Energy Corp             NOTE 5.5% 6/15/29 125896BD1       2,805  2,000,000 PRIN      SOLE             2,000,000
CVS Caremark Corp           COM               126650100      24,339    700,000 SH        SOLE               700,000
CenterPoint Energy Inc.     COM               15189T107       1,990    126,600 SH        SOLE               126,600
Citigroup Inc.              COM               172967101       1,386    293,000 SH        SOLE               293,000
Citigroup                   UNIT 99/99/9999   172967416      42,374    310,000 SH        SOLE               310,000
Citrix Systems Inc.         COM               177376100       9,926    145,100 SH        SOLE               145,100
Cliffs Natural Resources IncCOM               18683K101      28,856    369,900 SH        SOLE               369,900
Continental Resources Inc.  COM               212015101       9,587    162,900 SH        SOLE               162,900
Cubist Pharm Inc.           COM               229678107      19,838    927,005 SH        SOLE               927,005
Dana Holding Corp           COM               235825205         974     56,600 SH        SOLE                56,600
Deckers Outdoor Corp        COM               243537107       2,544     31,900 SH        SOLE                31,900
Deere & Company             COM               244199105      27,946    336,500 SH        SOLE               336,500
Dexcom Inc.                 COM               252131107       3,617    265,000 SH        SOLE               265,000
Doral Financial Corp.       COM               25811P886       3,105  2,250,105 SH        SOLE             2,250,105
EOG Resources Inc.          COM               26875P101      40,694    445,181 SH        SOLE               445,181
EQT Corporation             COM               26884L109      12,423    277,045 SH        SOLE               277,045
Edison International        COM               281020107       3,621     93,800 SH        SOLE                93,800
Elan Corp                   ADR               284131208      64,170 11,199,007 SH        SOLE            11,199,007
Emerson Electric Inc.       COM               291011104      10,879    190,300 SH        SOLE               190,300
EnerNOC Inc.                COM               292764107       2,446    102,300 SH        SOLE               102,300
Entergy Corporation         COM               29364G103      15,604    220,300 SH        SOLE               220,300
Flowserve Corporation       COM               34354P105      11,123     93,300 SH        SOLE                93,300
Ford Motor Company          COM PAR $0.01     345370860      10,074    600,000 SH        SOLE               600,000
Fresh Market Inc.           COM               35804H106       1,030     25,000 SH        SOLE                25,000
Gerdau S.A.                 SPONS ADR         373737105       5,036    360,000 SH        SOLE               360,000
Gilead Sciences, Inc.       COM               375558103      10,872    300,000 SH        SOLE               300,000
Goldcorp Inc.               COM               380956409       6,552    142,500 SH        SOLE               142,500
Google Inc.                 COM               38259P508       5,702      9,600 SH        SOLE                 9,600
Great Plains Energy Inc     COM               391164100       1,200     61,900 SH        SOLE                61,900
Grn Mtn Coffee Rsters Inc.  COM               393122106       4,108    125,000 SH        SOLE               125,000
Halliburton Company         COM               406216101     187,544  4,593,300 SH        SOLE             4,593,300
Healthsouth Corporation     COM               421924309       6,213    300,000 SH        SOLE               300,000
Heinz (H.J.) Company        COM               423074103      20,714    418,800 SH        SOLE               418,800
Hess Corporation            COM               42809H107     165,296  2,159,600 SH        SOLE             2,159,600
Home Depot Inc.             COM               437076102      40,319  1,150,000 SH        SOLE             1,150,000
ICON Plc                    SPONS ADR         45103T107       4,380    200,000 SH        SOLE               200,000
InterMune Inc.              COM               45884X103      15,470    425,000 SH        SOLE               425,000
InterOil Corporation        COM               460951106       7,497    104,027 SH        SOLE               104,027
Lennar Corporation          COM               526057104         977     52,100 SH        SOLE                52,100
McDonald's Corporation      COM               580135101      45,311    590,300 SH        SOLE               590,300
Mead Johnson Nutrition Co   COM               582839106      12,542    201,480 SH        SOLE               201,480
MicroStrategy Inc           COM               594972408         974     11,400 SH        SOLE                11,400
Molson Coors Brewing Co     COM               60871R209      15,022    299,300 SH        SOLE               299,300
Mylan, Inc.                 COM               628530107      17,961    850,000 SH        SOLE               850,000
NII Holdings                NOTE 3.125% 6/15/162913FAJ1       9,842 10,030,000 PRIN      SOLE            10,030,000
NRG Energy Inc.             COM               629377508       4,033    206,400 SH        SOLE               206,400
Neogen Corporation          COM               640491106       7,621    185,739 SH        SOLE               185,739
NetFlix.com Inc.            COM               64110L106      15,632     88,970 SH        SOLE                88,970
Newfield Exploration Co     COM               651290108      63,615    882,200 SH        SOLE               882,200
Nike, Inc.                  COM               654106103      33,630    393,700 SH        SOLE               393,700
North Am Palladium Ltd      COM               656912102       1,041    150,000 SH        SOLE               150,000
Northern Dynasty Mins Ltd   COM               66510M204       3,029    212,000 SH        SOLE               212,000
NovaGold Resources Inc      COM               66987E206      28,800  2,018,200 SH        SOLE             2,018,200
NV Energy Inc.              COM               67073Y106       4,260    303,200 SH        SOLE               303,200
OmniVision Tech Inc.        COM               682128103       2,914     98,400 SH        SOLE                98,400
Onyx Pharm Inc.             COM               683399109      11,983    325,000 SH        SOLE               325,000
OpenTable Inc.              COM               68372A104       2,890     41,000 SH        SOLE                41,000
PPL Corp                    UNIT 99/99/9999   69351T601      27,662    503,500 SH        SOLE               503,500
Pall Corporation            COM               696429307      14,874    300,000 SH        SOLE               300,000
Patriot Coal Corporation    COM               70336T104       5,226    269,800 SH        SOLE               269,800
PerkinElmer Inc.            COM               714046109      11,619    450,000 SH        SOLE               450,000
Petrohawk Energy Corp       COM               716495106       5,117    280,400 SH        SOLE               280,400
Pinnacle West Cap Corp      COM               723484101       6,089    146,900 SH        SOLE               146,900
Portland General Elec Co    COM               736508847       5,766    265,700 SH        SOLE               265,700
Potash Corp of Sask Inc.    COM               73755L107     101,445    655,200 SH        SOLE               655,200
Qualcomm Incorporated       COM               747525103       4,108     83,000 SH        SOLE                83,000
Quicksilver Rscs Inc        CALL              74837R904           5        910 SH  CALL  SOLE                   910
Rosetta Resources Inc.      COM               777779307      63,260  1,680,662 SH        SOLE             1,680,662
Rovi Corporation            COM               779376102       2,170     35,000 SH        SOLE                35,000
SanDisk Corporation         COM               80004C101      58,486  1,173,000 SH        SOLE             1,173,000
Schlumberger Ltd.           COM               806857108      17,001    203,600 SH        SOLE               203,600
Semgroup Corp.              COM               81663A105       1,011     37,200 SH        SOLE                37,200
Silver Wheaton Corporation  COM               828336107       1,952     50,000 SH        SOLE                50,000
Stillwater Mining Company   COM               86074Q102       4,539    212,600 SH        SOLE               212,600
Stone Energy Corporation    COM               861642106      39,008  1,750,000 SH        SOLE             1,750,000
Swift Energy Company        COM               870738101      85,695  2,188,900 SH        SOLE             2,188,900
Target Corporation          COM               87612E106      12,992    216,072 SH        SOLE               216,072
Thoratec Corporation        COM               885175307       6,372    225,000 SH        SOLE               225,000
Toreador Resources Corp     COM               891050106       1,552    100,000 SH        SOLE               100,000
VCA Antech Inc.             COM               918194101       5,823    250,000 SH        SOLE               250,000
Valero Energy Corporation   COM               91913Y100      23,120  1,000,000 SH        SOLE             1,000,000
Verifone Systems Inc.       COM               92342Y109       1,990     51,600 SH        SOLE                51,600
Walter Energy Inc.          COM               93317Q105      69,456    543,305 SH        SOLE               543,305
Weyerhaeuser Company        COM               962166104       4,178    220,700 SH        SOLE               220,700
Yahoo! Inc.                 COM               984332106       8,485    510,200 SH        SOLE               510,200
Yum! Brands Inc.            COM               988498101      28,488    580,800 SH        SOLE               580,800
Zimmer Holdings Inc.        COM               98956P102      10,736    200,000 SH        SOLE               200,000
SINA Corp.                  ORD               G18477104       4,315     62,700 SH        SOLE                62,700
Seagate Technology          SHS               G7945M107       1,958    130,300 SH        SOLE               130,300
Warner Chilcott PLC         SHS A             G94368100      13,536    600,000 SH        SOLE               600,000
Qiagen NV                   ORD               N72482107      14,663    750,000 SH        SOLE               750,000

Grand Total                                               2,164,718

